UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2024

New Asia Fund

Investor Class (PRASX)

This annual shareholder report contains important information about New Asia Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Asia Fund - Investor Class	$113	1.03%

What drove fund performance during the past 12 months?

  Asia ex-Japan equities surged over the 12-month reporting period. Investor appetite for stocks linked to artificial intelligence (AI) helped drive the market rally, as did U.S. monetary policy easing in September and China’s ramp-up of economic stimulus late in the period.

  Stock selection in Taiwan was a key contributor to the fund’s performance relative to the MSCI All Country Asia ex Japan Index Net. Shares of Taiwan Semiconductor Manufacturing soared as the chipmaker reported better-than-expected results amid strong AI-led demand. An off-benchmark position in Netherlands-listed ASML, a semiconductor capital equipment maker with substantial exposure to Asia, also added value.

  Stock selection in China held back relative returns. Shares of fast-food restaurant operator Yum China fell over the reporting period amid weak consumer sentiment and heightened industry competition, despite the stock reclaiming some ground in September after Beijing stepped up economic stimulus. Stock selection in South Korea also hurt relative performance. LG Chem, a petrochemicals company with an electric vehicle battery business, was a major relative detractor.

  The fund seeks long-term capital growth and aims to invest in companies with the potential for durable growth or positive change that we believe the market underappreciates. China was our largest absolute market position at period-end. We narrowed our underweight in China over the year as the government’s increased stimulus efforts led us to lean into stocks with exposure to domestic consumption.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2024

	Investor Class	Regulatory/Strategy Benchmark
2014	10,000	10,000
2015	9,865	10,067
2015	10,523	11,045
2015	9,598	9,700
2015	9,248	9,276
2016	8,445	8,239
2016	9,094	8,998
2016	9,676	9,557
2016	9,845	9,887
2017	9,924	9,989
2017	10,891	10,897
2017	11,895	12,169
2017	12,723	12,898
2018	14,033	14,338
2018	12,944	13,513
2018	12,563	12,802
2018	10,792	11,140
2019	12,065	12,248
2019	12,890	12,960
2019	12,524	12,412
2019	13,191	12,615
2020	13,365	12,888
2020	12,758	11,995
2020	15,178	13,940
2020	15,944	14,615
2021	18,980	17,550
2021	19,358	17,747
2021	17,979	16,597
2021	18,015	16,488
2022	17,144	15,568
2022	14,099	14,019
2022	14,082	13,288
2022	11,435	10,884
2023	14,978	13,966
2023	13,827	13,187
2023	14,360	14,111
2023	12,432	12,355
2024	12,796	12,933
2024	13,743	14,178
2024	14,622	14,991
2024	14,940	15,811

202411-4029887, 202412-3916192

F39-052 12/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
New Asia Fund (Investor Class)	20.18%	2.52%	4.10%
MSCI All Country Asia ex Japan Index Net (Regulatory/Strategy Benchmark)	27.97	4.62	4.69

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,974,683
  Number of Portfolio Holdings81
  Investment Advisory Fees Paid (000s)$14,366
  Portfolio Turnover Rate54.8%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	26.1%
Financials	24.5
Communication Services	15.2
Consumer Discretionary	15.1
Industrials & Business Services	5.7
Real Estate	4.5
Health Care	1.9
Consumer Staples	1.5
Materials	1.5
Other	4.0

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	14.5%
Tencent Holdings	7.6
Samsung Electronics	3.6
Alibaba Group Holding	3.3
DBS Group Holdings	3.1
ICICI Bank	2.8
Bank Central Asia	2.8
Infosys	2.5
HDFC Life Insurance	2.2
AIA Group	1.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

New Asia Fund

Investor Class (PRASX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

October 31, 2024

New Asia Fund

I Class (PNSIX)

This annual shareholder report contains important information about New Asia Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Asia Fund - I Class	$93	0.84%

What drove fund performance during the past 12 months?

  Asia ex-Japan equities surged over the 12-month reporting period. Investor appetite for stocks linked to artificial intelligence (AI) helped drive the market rally, as did U.S. monetary policy easing in September and China’s ramp-up of economic stimulus late in the period.

  Stock selection in Taiwan was a key contributor to the fund’s performance relative to the MSCI All Country Asia ex Japan Index Net. Shares of Taiwan Semiconductor Manufacturing soared as the chipmaker reported better-than-expected results amid strong AI-led demand. An off-benchmark position in Netherlands-listed ASML, a semiconductor capital equipment maker with substantial exposure to Asia, also added value.

  Stock selection in China held back relative returns. Shares of fast-food restaurant operator Yum China fell over the reporting period amid weak consumer sentiment and heightened industry competition, despite the stock reclaiming some ground in September after Beijing stepped up economic stimulus. Stock selection in South Korea also hurt relative performance. LG Chem, a petrochemicals company with an electric vehicle battery business, was a major relative detractor.

  The fund seeks long-term capital growth and aims to invest in companies with the potential for durable growth or positive change that we believe the market underappreciates. China was our largest absolute market position at period-end. We narrowed our underweight in China over the year as the government’s increased stimulus efforts led us to lean into stocks with exposure to domestic consumption.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of October 31, 2024

	I Class	Regulatory/Strategy Benchmark
12/17/15	500,000	500,000
1/31/16	464,970	463,249
4/30/16	500,661	505,914
7/31/16	532,716	537,347
10/31/16	542,300	555,939
1/31/17	546,690	561,648
4/30/17	600,287	612,699
7/31/17	655,894	684,235
10/31/17	701,451	725,198
1/31/18	774,032	806,181
4/30/18	714,009	759,825
7/31/18	693,020	719,813
10/31/18	595,806	626,380
1/31/19	666,014	688,689
4/30/19	711,495	728,734
7/31/19	691,721	697,881
10/31/19	728,897	709,310
1/31/20	738,519	724,642
4/30/20	705,439	674,458
7/31/20	839,352	783,804
10/31/20	881,998	821,761
1/31/21	1,049,946	986,813
4/30/21	1,071,185	997,885
7/31/21	995,044	933,197
10/31/21	997,449	927,093
1/31/22	949,783	875,367
4/30/22	781,525	788,269
7/31/22	780,606	747,172
10/31/22	633,955	611,963
1/31/23	830,837	785,280
4/30/23	767,724	741,449
7/31/23	797,396	793,442
10/31/23	690,480	694,704
1/31/24	711,025	727,166
4/30/24	764,352	797,179
7/31/24	813,355	842,930
10/31/24	831,611	889,003

202411-4029887, 202412-3916192

F425-052 12/24

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/17/15
New Asia Fund (I Class)	20.44%	2.67%	5.90%
MSCI All Country Asia ex Japan Index Net (Regulatory/Strategy Benchmark)	27.97	4.62	6.70

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,974,683
  Number of Portfolio Holdings81
  Investment Advisory Fees Paid (000s)$14,366
  Portfolio Turnover Rate54.8%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	26.1%
Financials	24.5
Communication Services	15.2
Consumer Discretionary	15.1
Industrials & Business Services	5.7
Real Estate	4.5
Health Care	1.9
Consumer Staples	1.5
Materials	1.5
Other	4.0

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	14.5%
Tencent Holdings	7.6
Samsung Electronics	3.6
Alibaba Group Holding	3.3
DBS Group Holdings	3.1
ICICI Bank	2.8
Bank Central Asia	2.8
Infosys	2.5
HDFC Life Insurance	2.2
AIA Group	1.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

New Asia Fund

I Class (PNSIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

October 31, 2024

New Asia Fund

Z Class (TRZNX)

This annual shareholder report contains important information about New Asia Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Asia Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  Asia ex-Japan equities surged over the 12-month reporting period. Investor appetite for stocks linked to artificial intelligence (AI) helped drive the market rally, as did U.S. monetary policy easing in September and China’s ramp-up of economic stimulus late in the period.

  Stock selection in Taiwan was a key contributor to the fund’s performance relative to the MSCI All Country Asia ex Japan Index Net. Shares of Taiwan Semiconductor Manufacturing soared as the chipmaker reported better-than-expected results amid strong AI-led demand. An off-benchmark position in Netherlands-listed ASML, a semiconductor capital equipment maker with substantial exposure to Asia, also added value.

  Stock selection in China held back relative returns. Shares of fast-food restaurant operator Yum China fell over the reporting period amid weak consumer sentiment and heightened industry competition, despite the stock reclaiming some ground in September after Beijing stepped up economic stimulus. Stock selection in South Korea also hurt relative performance. LG Chem, a petrochemicals company with an electric vehicle battery business, was a major relative detractor.

  The fund seeks long-term capital growth and aims to invest in companies with the potential for durable growth or positive change that we believe the market underappreciates. China was our largest absolute market position at period-end. We narrowed our underweight in China over the year as the government’s increased stimulus efforts led us to lean into stocks with exposure to domestic consumption.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2024

	Z Class	Regulatory/Strategy Benchmark
2/22/21	10,000	10,000
4/30/21	9,727	9,563
7/31/21	9,053	8,943
10/31/21	9,093	8,885
1/31/22	8,679	8,389
4/30/22	7,154	7,554
7/31/22	7,162	7,160
10/31/22	5,831	5,865
1/31/23	7,656	7,526
4/30/23	7,085	7,106
7/31/23	7,377	7,604
10/31/23	6,401	6,658
1/31/24	6,606	6,969
4/30/24	7,113	7,640
7/31/24	7,588	8,078
10/31/24	7,772	8,520

202411-4029887, 202412-3916192

F1416-052 12/24

Average Annual Total Returns

	1 Year	Since Inception 2/22/21
New Asia Fund (Z Class)	21.42%	-6.60%
MSCI All Country Asia ex Japan Index Net (Regulatory/Strategy Benchmark)	27.97	-4.25

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,974,683
  Number of Portfolio Holdings81
  Investment Advisory Fees Paid (000s)$14,366
  Portfolio Turnover Rate54.8%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	26.1%
Financials	24.5
Communication Services	15.2
Consumer Discretionary	15.1
Industrials & Business Services	5.7
Real Estate	4.5
Health Care	1.9
Consumer Staples	1.5
Materials	1.5
Other	4.0

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	14.5%
Tencent Holdings	7.6
Samsung Electronics	3.6
Alibaba Group Holding	3.3
DBS Group Holdings	3.1
ICICI Bank	2.8
Bank Central Asia	2.8
Infosys	2.5
HDFC Life Insurance	2.2
AIA Group	1.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

New Asia Fund

Z Class (TRZNX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$26,450	$25,925
Audit-Related Fees	2,650	686
Tax Fees	1,681	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $846,000 and $1,584,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRASX New Asia Fund
PNSIX New Asia Fund–
.
I Class
TRZNX New Asia Fund–
.
Z Class

T. ROWE PRICE New Asia Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 14.70 $ 13.78 $ 24.82 $ 22.07 $ 18.40
Investment activities
Net investment income
(1)(2)
0.18 0.17 0.10 0.12 0.11
Net realized and unrealized
gain/loss 2.75 1.06 (8.15) 2.75 3.71
Total from investment activities 2.93 1.23 (8.05) 2.87 3.82
Distributions
Net investment income (0.28) (0.06) (0.06) (0.10) (0.15)
Net realized gain — (0.25) (2.93) (0.02) —
Total distributions (0.28) (0.31) (2.99) (0.12) (0.15)
NET ASSET VALUE
End of period $ 17.35 $ 14.70 $ 13.78 $ 24.82 $ 22.07
Ratios/Supplemental Data
Total return
(2)(3)
20.18% 8.72% (36.53)% 12.99% 20.87%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.03% 1.00% 0.99% 0.91% 0.92%
Net expenses after waivers/
payments by Price Associates 1.03% 1.00% 0.99% 0.91% 0.92%
Net investment income 1.09% 1.02% 0.52% 0.48% 0.57%
Portfolio turnover rate 54.8% 36.5% 37.4% 48.0% 59.6%
Net assets, end of period (in
millions) $1,017 $1,024 $1,085 $2,662 $2,853
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE New Asia Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 14.66 $ 13.79 $ 24.89 $ 22.13 $ 18.43
Investment activities
Net investment income
(1)(2)
0.21 0.19 0.14 0.17 0.15
Net realized and unrealized
gain/loss 2.75 1.08 (8.17) 2.73 3.70
Total from investment activities 2.96 1.27 (8.03) 2.90 3.85
Distributions
Net investment income (0.31) (0.15) (0.14) (0.12) (0.15)
Net realized gain — (0.25) (2.93) (0.02) —
Total distributions (0.31) (0.40) (3.07) (0.14) (0.15)
NET ASSET VALUE
End of period $ 17.31 $ 14.66 $ 13.79 $ 24.89 $ 22.13
Ratios/Supplemental Data
Total return
(2)(3)
20.44% 8.92% (36.44)% 13.09% 21.00%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.86% 0.84% 0.84% 0.81% 0.81%
Net expenses after waivers/
payments by Price Associates 0.84% 0.84% 0.84% 0.81% 0.81%
Net investment income 1.28% 1.19% 0.80% 0.66% 0.77%
Portfolio turnover rate 54.8% 36.5% 37.4% 48.0% 59.6%
Net assets, end of period (in
millions) $816 $1,007 $1,073 $1,198 $791
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE New Asia Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
10/31/21 10/31/24 10/31/23 10/31/22
NET ASSET VALUE
Beginning of period $ 14.69 $ 13.84 $ 24.97 $ 27.46
Investment activities
Net investment income
(2)(3)
0.34 0.33 0.29 0.32
Net realized and unrealized gain/loss 2.74 1.08 (8.16) (2.81)
(4)
Total from investment activities 3.08 1.41 (7.87) (2.49)
Distributions
Net investment income (0.45) (0.31) (0.33) —
Net realized gain — (0.25) (2.93) —
Total distributions (0.45) (0.56) (3.26) —
NET ASSET VALUE
End of period $ 17.32 $ 14.69 $ 13.84 $ 24.97
Ratios/Supplemental Data
Total return
(3)(5)
21.42% 9.78% (35.88)% (9.07)%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments
by Price Associates 0.83% 0.82% 0.83% 0.81%
(6)
Net expenses after waivers/payments by
Price Associates 0.00% 0.00% 0.00% 0.00%
(6)
Net investment income 2.12% 2.01% 1.56% 1.81%
(6)
Portfolio turnover rate 54.8% 36.5% 37.4% 48.0%
Net assets, end of period (in thousands) $141,550 $150,393 $159,051 $296,120
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE New Asia Fund
October 31, 2024

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
CHINA 29.1%
Common Stocks 24.6%
Alibaba Group Holding (HKD)  5,278,940 64,574
Bilibili, Class Z (HKD) (1) 977,200 21,590
China Resources Mixc Lifestyle Services (HKD)  7,414,600 30,588
CRRC, Class H (HKD)  22,506,000 14,568
Greentown Service Group (HKD)  8,188,000 4,303
H World Group (HKD)  3,041,200 11,194
H World Group, ADR (USD) (2) 336,614 12,350
Haitian International Holdings (HKD)  5,743,000 15,885
Kanzhun, ADR (USD)  801,945 11,668
KE Holdings, ADR (USD)  1,371,977 30,088
Midea Group (HKD) (1)(2) 1,355,800 12,740
New Oriental Education & Technology Group, ADR (USD)  455,100 28,489
PDD Holdings, ADR (USD) (1) 90,102 10,865
Shandong Weigao Group Medical Polymer, Class H (HKD)  12,564,400 7,819
Shenzhou International Group Holdings (HKD)  1,803,500 13,927
Silergy (TWD)  1,171,000 18,167
Tencent Holdings (HKD)  2,867,260 149,505
Yum China Holdings (HKD) (2) 332,550 14,943
Yum China Holdings (USD)  282,848 12,477
485,740
Common Stocks - China A Shares 4.5%
CRRC, A Shares (CNH)  14,421,670 16,870
Hongfa Technology, A Shares (CNH)  5,802,994 24,736
Midea Group, A Shares (CNH)  2,290,895 22,985
Shenzhen Inovance Technology, A Shares (CNH)  1,554,808 12,151
Shenzhen Mindray Bio-Medical Electronics, A Shares (CNH)  338,596 12,697
89,439
Total China (Cost $437,656) 575,179
HONG KONG 3.1%
Common Stocks 3.1%
AIA Group  4,633,200 36,567
Kerry Properties  3,293,500 6,956
Yue Yuen Industrial Holdings  8,331,500 17,514
Total Hong Kong (Cost $27,680) 61,037

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
INDIA 18.5%
Common Stocks 18.5%
Axis Bank  1,063,796 14,614
Bharti Airtel  1,848,521 35,382
HDFC Bank  1,285,407 26,421
HDFC Life Insurance  4,976,680 42,508
Hindustan Unilever  756,379 22,709
Hyundai Motor India (1) 42,638 924
Hyundai Motor India, Lockup Shares 30 day (1) 106,274 2,188
Hyundai Motor India, Lockup Shares 90 day (1) 106,274 2,188
ICICI Bank  3,648,784 55,971
Indraprastha Gas  3,871,849 19,306
Info Edge India  111,870 9,871
Infosys, ADR (USD) (2) 2,398,126 50,145
Kotak Mahindra Bank  932,644 19,147
Larsen & Toubro  418,963 17,997
Power Grid Corp. of India  2,715,687 10,331
Reliance Industries  1,022,040 16,161
Shriram Finance  274,875 10,205
Zomato (1) 3,323,016 9,534
Total India (Cost $283,248) 365,602
INDONESIA 5.0%
Common Stocks 5.0%
Bank Central Asia  83,972,800 54,749
Bank Rakyat Indonesia Persero  76,332,900 23,270
Semen Indonesia Persero  38,528,500 9,688
Telkom Indonesia Persero  57,727,000 10,318
Total Indonesia (Cost $67,229) 98,025
MALAYSIA 0.6%
Common Stocks 0.6%
CIMB Group Holdings  6,733,400 12,210
Total Malaysia (Cost $7,682) 12,210
PHILIPPINES 1.7%
Common Stocks 1.7%
BDO Unibank  6,368,710 16,668

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
SM Investments  691,240 11,146
Universal Robina  3,893,180 6,530
Total Philippines (Cost $38,189) 34,344
SINGAPORE 4.9%
Common Stocks 4.9%
DBS Group Holdings  2,083,160 60,401
Sea, ADR (USD) (1) 120,862 11,367
Singapore Telecommunications  10,884,800 25,680
Total Singapore (Cost $53,594) 97,448
SOUTH KOREA 9.1%
Common Stocks 9.1%
DB Insurance  234,415 18,476
Hyundai Mobis  104,500 18,782
JYP Entertainment  274,304 9,648
KB Financial Group  269,518 17,537
KT  460,460 14,682
Samsung Electronics  1,669,665 70,896
Samsung Fire & Marine Insurance  41,118 9,969
SK Hynix  149,131 19,523
Total South Korea (Cost $121,833) 179,513
SWITZERLAND 0.5%
Common Stocks 0.5%
Cie Financiere Richemont, Class A  67,002 9,755
Total Switzerland (Cost $3,236) 9,755
TAIWAN 19.9%
Common Stocks 19.9%
Accton Technology  1,177,000 19,778
Chailease Holding  4,503,466 21,089
Delta Electronics  1,475,000 18,217
Giant Manufacturing  1,606,000 9,055
MediaTek  878,000 34,179
Merida Industry  893,000 4,864
Taiwan Semiconductor Manufacturing  9,102,574 285,452
Total Taiwan (Cost $106,936) 392,634

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
THAILAND 2.8%
Common Stocks 2.8%
Bangkok Bank  4,666,400 20,332
Bangkok Dusit Medical Services, Class F  21,722,200 17,696
WHA  93,488,300 16,232
Total Thailand (Cost $54,345) 54,260
UNITED STATES 0.8%
Common Stocks 0.8%
Coupang (1) 581,850 15,006
Total United States (Cost $11,761) 15,006
VIETNAM 2.3%
Common Stocks 2.3%
Asia Commercial Bank  12,472,670 13,219
Bank for Foreign Trade of Vietnam (1) 3,110,624 11,504
Hoa Phat Group (1) 19,569,130 20,760
Total Vietnam (Cost $35,392) 45,483
SHORT-TERM INVESTMENTS 1.7%
Money Market Funds 1.7%
T. Rowe Price Government Reserve Fund, 4.86% (3)(4) 32,874,115 32,874
Total Short-Term Investments (Cost $32,874) 32,874

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 2.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 2.3%
Money Market Funds 2.3%
T. Rowe Price Government Reserve Fund, 4.86% (3)(4) 45,814,520 45,815
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 45,815
Total Securities Lending Collateral (Cost $45,815) 45,815
Total Investments in Securities
102.3% of Net Assets
(Cost $1,327,470) $ 2,019,185
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 3 . All or a portion of this security is on loan at October 31, 2024.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
TWD Taiwan Dollar
USD U.S. Dollar

T. ROWE PRICE New Asia Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.86% $ — $ — $ 1,998++
Totals $ —# $ — $ 1,998+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
10/31/24
T. Rowe Price Government
Reserve Fund, 4.86% $ 77,470  ¤  ¤ $ 78,689
Total $ 78,689^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $1,998 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $78,689.

T. ROWE PRICE New Asia Fund
October 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,327,470) $ 2,019,185
Foreign currency (cost $11,157) 11,152
Receivable for investment securities sold 8,864
Dividends receivable 1,894
Receivable for shares sold 194
Other assets 1,029
Total assets 2,042,318
Liabilities
Obligation to return securities lending collateral 45,815
Payable for investment securities purchased 14,764
Payable for shares redeemed 1,445
Investment management fees payable 1,372
Due to affiliates 60
Payable to directors 1
Other liabilities 4,178
Total liabilities 67,635
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 1,974,683

T. ROWE PRICE New Asia Fund
October 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 344,639
Paid-in capital applicable to 113,949,141 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 1,630,044
NET ASSETS $ 1,974,683
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,017,294; Shares outstanding: 58,639,353) $ 17.35
I Class
(Net assets: $815,839; Shares outstanding: 47,138,706) $ 17.31
Z Class
(Net assets: $141,550; Shares outstanding: 8,171,082) $ 17.32

T. ROWE PRICE New Asia Fund
Statement of Operations

($000s)
Year
Ended
10/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $4,808) $ 42,732
Securities lending 74
Other 3
Total income 42,809
Expenses
Investment management 15,853
Shareholder servicing
Investor Class $ 1,974
I Class 216 2,190
Prospectus and shareholder reports
Investor Class 44
I Class 45
Z Class 1 90
Custody and accounting 507
Legal and audit 110
Registration 61
Proxy and annual meeting 9
Directors 7
Miscellaneous 239
Waived / paid by Price Associates (1,487)
Total expenses 17,579
Net investment income 25,230

T. ROWE PRICE New Asia Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $10,858) 160,725
Foreign currency transactions (679)
Net realized gain 160,046
Change in net unrealized gain / loss
Securities (net of increase in deferred foreign taxes of $65) 198,368
Other assets and liabilities denominated in foreign currencies 81
Change in net unrealized gain / loss 198,449
Net realized and unrealized gain / loss 358,495
INCREASE IN NET ASSETS FROM OPERATIONS $ 383,725

T. ROWE PRICE New Asia Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/24 10/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 25,230 $ 31,591
Net realized gain (loss) 160,046 (231,853)
Change in net unrealized gain / loss 198,449 412,012
Increase in net assets from operations 383,725 211,750
Distributions to shareholders
Net earnings
Investor Class (19,091) (24,181)
I Class (17,776) (29,647)
Z Class (4,565) (6,222)
Decrease in net assets from distributions (41,432) (60,050)
Capital share transactions
*
Shares sold
Investor Class 27,614 54,509
I Class 108,909 372,169
Z Class 425 2,555
Distributions reinvested
Investor Class 17,811 22,850
I Class 15,679 26,784
Z Class 4,565 6,222
Shares redeemed
Investor Class (223,027) (223,278)
I Class (461,503) (521,076)
Z Class (38,728) (28,912)
Decrease in net assets from capital share
transactions (548,255) (288,177)

T. ROWE PRICE New Asia Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/24 10/31/23
Net Assets
Decrease during period (205,962) (136,477)
Beginning of period 2,180,645 2,317,122
End of period $ 1,974,683 $ 2,180,645
*Share information (000s)
Shares sold
Investor Class 1,699 3,287
I Class 6,821 22,210
Z Class 27 149
Distributions reinvested
Investor Class 1,157 1,400
I Class 1,022 1,647
Z Class 300 385
Shares redeemed
Investor Class (13,862) (13,769)
I Class (29,373) (32,989)
Z Class (2,393) (1,789)
Decrease in shares outstanding (34,602) (19,469)

T. ROWE PRICE New Asia Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The New Asia Fund (the fund)
is a nondiversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in Asia (excluding Japan). The fund has three classes of shares:
the New Asia Fund (Investor Class), the New Asia Fund–I Class (I Class) and
the New Asia Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded

T. ROWE PRICE New Asia Fund

at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In November 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU

T. ROWE PRICE New Asia Fund

are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE New Asia Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE New Asia Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 182,455 $ 1,758,041 $ — $ 1,940,496
Short-Term Investments 32,874 — — 32,874
Securities Lending Collateral 45,815 — — 45,815
Total $ 261,144 $ 1,758,041 $ — $ 2,019,185

T. ROWE PRICE New Asia Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation

T. ROWE PRICE New Asia Fund

to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
October 31, 2024, the value of loaned securities was $44,525,000; the value of cash collateral and related investments was $45,815,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $1,085,069,000 and
$1,645,359,000, respectively, for the year ended October 31, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of income on passive foreign investment companies and the character of foreign capital gains taxes.
The tax character of distributions paid for the periods presented was as follows:
($000s)
October 31,
2024
October 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 41,432 $ 60,050

T. ROWE PRICE New Asia Fund

At October 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains. During the year ended October 31, 2024, the fund utilized $150,347,000 of capital loss carryforwards.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital
($000s)
Cost of investments $ 1,350,885
Unrealized appreciation $ 767,578
Unrealized depreciation (105,905)
Net unrealized appreciation (depreciation) $ 661,673
($000s)
Undistributed ordinary income $ 20,317
Net unrealized appreciation (depreciation) 661,673
Loss carryforwards and deferrals (337,351)
Total distributable earnings (loss) $ 344,639

T. ROWE PRICE New Asia Fund

gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.50%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2024, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)

T. ROWE PRICE New Asia Fund

the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended October 31, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $368,000 remain subject to repayment by the fund at October 31, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.

T. ROWE PRICE New Asia Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended October 31, 2024, expenses incurred pursuant to these service agreements were $119,000 for
Price Associates; $1,452,000 for T. Rowe Price Services, Inc.; and $40,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At October 31, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
Investor
Class I Class Z Class
Expense limitation/I Class Limit 1.14% 0.05% 0.00%
Expense limitation date 02/28/26 02/28/26 N/A
(Waived)/repaid during the period ($000s) $— $(228) $(1,259)

T. ROWE PRICE New Asia Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE New Asia Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price New Asia Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price New Asia Fund (one of the funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the
"Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of
October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October
31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE New Asia Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2024
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE New Asia Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $18,710,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $482,000 of the fund's income qualifies for the dividends-received deduction.
The fund will pass through foreign source income of $30,998,000 and foreign taxes paid of $15,169,000.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F39-050 12/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2024